Financial Assets and Liabilities at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Financial Assets and Liabilities at Fair Value through Profit or Loss
8.	FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31, 2019	December 31, 2020
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets

Mandatorily measured at FVTPL
Forward exchange contracts	$162.1	$2,259.4
Convertible bonds	123.8	—
Agency mortgage-backed securities	40.9	—

	$326.8	$2,259.4

Financial liabilities

Held for trading
Forward exchange contracts	$982.3	$94.1

The Company entered into forward exchange contracts t
o
 manage exposures due to fluctuations of foreign exchange rates. These forward exchange contracts did not meet the criteria for hedge accounting. Therefore, the Company did not apply hedge accounting treatment for these forward exchange contracts.
Outstanding forward exchange contracts consisted of the following:

	Maturity Date	Contract Amount (In Millions)
December 31, 2019

Sell NT$	January 2020 to June 2020	NT$108,428.0
Sell JPY	January 2020 to February 2020	JPY57,471.6
Sell US$	January 2020 to March 2020	US$529.2

December 31, 2020

Sell NT$	January 2021 to March 2021	NT$144,698.0
Sell US$	January 2021 to March 2021	US$1,176.9